Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Activity for Stock Options and Stock Awards

The activity for stock options and stock awards during 2015 was as follows (options and awards in millions):

	Stock options		Stock awards
	Number of options	Weighted average exercise price	Number of awards	Weighted average FMV per award
Outstanding, January 1, 2015	6	$11.39	4	$9.97
Granted	1	15.55	1	15.45
Exercised	(1)	9.54	—	—
Converted	—	—	(1)	10.12
Other	(1)	11.49	—	—

Outstanding, December 31, 2015	5	11.99	4	11.41